Quarterly Report
October 31, 2023
MFS®  High Income Fund
MFH-Q3

Portfolio of Investments
10/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.0%
Aerospace & Defense – 3.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,206,000	$1,204,664
Bombardier, Inc., 7.125%, 6/15/2026 (n)	3,609,000	3,472,530
Bombardier, Inc., 7.5%, 2/01/2029 (n)	2,639,000	2,444,404
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	5,560,100
Moog, Inc., 4.25%, 12/15/2027 (n)	6,263,000	5,575,689
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	6,855,000	5,423,374
TransDigm, Inc., 6.25%, 3/15/2026 (n)	5,592,000	5,460,362
TransDigm, Inc., 5.5%, 11/15/2027	6,735,000	6,269,978
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,455,000	5,296,714
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	4,802,677
TransDigm, Inc., 6.875%, 12/15/2030 (n)	10,590,000	10,225,280
		$55,735,772
Airlines – 0.7%
Air Canada, 3.875%, 8/15/2026 (n)	$8,791,000	$7,998,597
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	3,639,578	3,283,099
		$11,281,696
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.63% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$829,378	$83
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.83% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,640,638	264
		$347
Automotive – 1.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$5,581,000	$5,494,912
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,546,000	2,481,994
Dana, Inc., 5.375%, 11/15/2027	4,884,000	4,493,280
Dana, Inc., 4.25%, 9/01/2030	3,189,000	2,524,030
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	5,301,000	4,169,368
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,358,000	3,466,658
Wabash National Corp., 4.5%, 10/15/2028 (n)	5,277,000	4,366,717
		$26,996,959
Broadcasting – 0.9%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$3,688,000	$3,595,754
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	6,692,000	5,530,871
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	6,155,000	5,360,082
		$14,486,707
Brokerage & Asset Managers – 2.2%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$1,033,000	$950,998
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	5,779,000	5,805,208
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)(w)	5,294,000	5,353,557
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	6,284,000	5,331,320
LPL Holdings, Inc., 4%, 3/15/2029 (n)	3,699,000	3,180,646
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	4,053,000	3,394,507
NFP Corp., 4.875%, 8/15/2028 (n)	5,810,000	5,087,050
NFP Corp., 6.875%, 8/15/2028 (n)	5,763,000	4,921,082
NFP Corp., 8.5%, 10/01/2031 (n)	1,606,000	1,579,094
		$35,603,462

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 3.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$6,382,000	$5,264,448
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		8,115,000	6,654,300
Interface, Inc., 5.5%, 12/01/2028 (n)		7,713,000	6,484,396
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		5,263,000	4,177,506
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		3,461,000	3,054,303
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,174,000	2,168,565
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		7,298,000	6,951,345
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		3,778,000	3,164,075
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	1,545,000	1,430,406
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$3,317,000	2,968,382
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		7,027,000	5,741,218
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		6,065,000	5,292,744
			$53,351,688
Business Services – 1.1%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,890,000	$2,643,895
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		4,410,000	4,031,302
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		4,853,000	4,438,755
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		7,214,000	7,160,875
			$18,274,827
Cable TV – 8.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$9,183,000	$6,841,335
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		4,664,000	4,294,129
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		21,438,000	17,684,697
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		11,414,000	9,152,148
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		7,525,000	5,855,939
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		5,082,000	3,670,742
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		8,240,000	6,561,803
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		4,700,000	3,012,362
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		7,090,000	3,709,273
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		2,725,000	1,825,647
DISH DBS Corp., 7.75%, 7/01/2026		3,815,000	2,556,320
DISH DBS Corp., 5.25%, 12/01/2026 (n)		4,675,000	3,771,092
DISH DBS Corp., 5.125%, 6/01/2029		3,990,000	2,054,850
DISH Network Corp., 11.75%, 11/15/2027 (n)		2,540,000	2,516,022
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		7,318,000	6,622,790
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		1,905,000	1,483,663
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		4,861,000	4,133,951
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		12,036,000	10,664,784
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		4,977,000	3,748,613
Videotron Ltd., 5.125%, 4/15/2027 (n)		4,027,000	3,747,929
Videotron Ltd., 3.625%, 6/15/2029 (n)		3,653,000	3,078,748
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		9,220,000	7,248,613
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		8,403,000	7,134,697
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		13,565,000	9,883,383
			$131,253,530
Chemicals – 3.0%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$5,414,000	$4,985,972
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		4,349,000	3,574,731
Chemours Co., 4.625%, 11/15/2029 (n)		1,651,000	1,275,197
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		5,613,000	4,775,841
Ingevity Corp., 3.875%, 11/01/2028 (n)		8,843,000	7,179,054
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		6,382,000	5,177,457
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		6,669,000	5,333,391
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		5,296,000	4,439,243
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	4,709,000	5,038,448

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		$7,879,000	$7,669,943
			$49,449,277
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$4,372,000	$4,041,430
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		3,168,000	3,129,137
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		1,950,000	1,674,276
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		5,809,000	4,997,483
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		6,279,000	5,541,522
			$19,383,848
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$10,153,000	$9,770,334
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		2,594,000	2,151,343
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		2,577,000	2,294,781
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		10,611,000	9,956,007
Virtusa Corp., 7.125%, 12/15/2028 (n)		4,364,000	3,453,230
			$27,625,695
Conglomerates – 3.5%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,681,857
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,769,000	9,207,495
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		6,226,000	6,412,562
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		9,630,000	9,160,537
Gates Global LLC, 6.25%, 1/15/2026 (n)		4,509,000	4,416,115
Griffon Corp., 5.75%, 3/01/2028		6,482,000	5,853,680
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		5,538,000	4,289,930
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		4,286,000	4,033,063
TriMas Corp., 4.125%, 4/15/2029 (n)		11,496,000	9,547,856
			$56,603,095
Construction – 1.1%
Dream Finders Homes, Inc., 8.25%, 8/15/2028 (n)		$4,117,000	$4,073,113
Empire Communities Corp., 7%, 12/15/2025 (n)		3,265,000	3,034,522
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,630,000	2,362,951
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		4,490,000	3,665,898
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		6,179,000	5,306,216
			$18,442,700
Consumer Products – 1.8%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	3,000,000	$2,492,514
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$6,560,000	5,355,075
HFC Prestige Products, Inc. / HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		6,333,000	6,033,588
Newell Brands, Inc., 6.375%, 9/15/2027		4,958,000	4,643,236
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		6,333,000	5,838,836
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		3,865,000	3,069,776
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		3,401,000	2,014,664
			$29,447,689
Consumer Services – 4.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$7,641,000	$6,637,172
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		3,155,000	2,279,488
ANGI Group LLC, 3.875%, 8/15/2028 (n)		6,411,000	4,808,206
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		5,863,000	4,735,662
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		4,773,000	4,353,310
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		10,458,000	8,778,973
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		4,982,000	4,527,130
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		5,498,000	5,070,997
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		8,030,000	7,210,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	$2,010,000	$1,633,185
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	349,213
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	4,578,000	2,885,024
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,445,000	2,767,617
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,278,000	7,661,260
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	5,068,000	4,687,900
		$68,385,194
Containers – 2.9%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$2,167,000	$1,261,583
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	3,715,000	3,025,584
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	9,475,000	7,106,907
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,614,000	5,534,459
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	11,149,000	8,751,965
Crown Americas LLC, 5.25%, 4/01/2030	3,061,000	2,766,379
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	7,168,000	6,776,663
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,216,609
LABL, Inc., 5.875%, 11/01/2028 (n)	5,234,000	4,429,252
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	2,639,000	2,471,737
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,518,000	2,101,049
		$47,442,187
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$4,307,000	$3,842,705
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,113,526
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,240,000	2,217,662
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,322,000	8,091,216
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	3,585,000	3,274,300
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,548,000	1,308,398
Synaptics, Inc., 4%, 6/15/2029 (n)	5,834,000	4,813,050
		$26,660,857
Energy - Independent – 3.9%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$4,709,000	$4,653,277
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	1,575,000	1,525,488
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	4,997,000	5,027,787
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	1,555,000	1,582,719
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	3,169,000	3,198,366
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	7,866,000	7,158,235
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	8,156,000	7,692,739
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	4,530,000	4,416,750
Matador Resources Co., 6.875%, 4/15/2028 (n)	5,936,000	5,817,149
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	4,570,000	4,365,291
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	985,000	984,116
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	8,270,000	7,697,146
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,846,000	1,789,499
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)	4,208,000	4,150,771
SM Energy Co., 6.5%, 7/15/2028	4,121,000	3,967,349
		$64,026,682
Energy - Integrated – 0.2%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	$3,260,000	$3,228,579
Entertainment – 2.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$4,869,000	$4,734,580
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	9,275,000	8,281,295
Carnival Corp. PLC, 4%, 8/01/2028 (n)	1,564,000	1,360,398
Carnival Corp. PLC, 6%, 5/01/2029 (n)	1,847,000	1,560,339
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	4,912,000	4,408,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	$4,580,000	$4,220,816
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,463,000	5,893,297
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	6,358,000	5,538,009
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	3,710,000	3,342,339
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,105,000	1,865,556
VOC Escrow Ltd., 5%, 2/15/2028 (n)	3,091,000	2,777,025
		$43,982,174
Financial Institutions – 4.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$5,546,128	$4,728,074
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,867,000	6,639,052
Credit Acceptance Corp., 6.625%, 3/15/2026	711,000	675,095
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	3,709,000	3,413,342
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	12,822,310	11,587,714
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	8,783,000	7,048,357
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	1,171,000	1,153,494
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	6,644,000	6,622,407
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	9,261,000	8,608,285
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	1,303,000	1,085,204
OneMain Finance Corp., 6.875%, 3/15/2025	5,245,000	5,174,687
OneMain Finance Corp., 7.125%, 3/15/2026	7,359,000	7,147,045
OneMain Finance Corp., 5.375%, 11/15/2029	2,581,000	2,122,192
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	4,371,000	3,552,282
SLM Corp., 3.125%, 11/02/2026	7,221,000	6,277,519
		$75,834,749
Food & Beverages – 2.7%
B&G Foods, Inc., 5.25%, 9/15/2027	$1,545,000	$1,271,551
B&G Foods, Inc., 8%, 9/15/2028 (n)	3,117,000	3,037,491
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,545,000	7,055,136
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,488,000	5,100,382
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,465,000	7,088,493
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	9,420,000	7,947,748
TreeHouse Foods, Inc., 4%, 9/01/2028	4,776,000	3,885,306
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,476,000	6,595,007
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	2,648,000	2,083,658
		$44,064,772
Gaming & Lodging – 2.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$1,274,000	$1,047,007
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	5,461,000	5,270,373
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	6,032,000	5,976,952
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	5,550,000	5,253,505
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	5,301,000	4,735,939
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	5,304,000	4,120,996
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	6,798,000	5,999,574
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	7,053,000	6,136,965
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,744,000	2,302,086
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	6,494,000	5,538,119
		$46,381,516
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,312,500
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,835,000	3,503,234
APi Escrow Corp., 4.75%, 10/15/2029 (n)	8,917,000	7,626,097
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	8,219,000	7,301,554
		$20,743,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.7%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$3,583,000	$3,473,841
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	2,606,000	2,136,839
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	5,779,000	4,661,658
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	4,238,000	3,870,396
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	7,935,000	6,587,942
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	5,219,000	4,467,684
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,395,000	4,576,744
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	3,620,000	3,524,816
Hub International Ltd., 5.625%, 12/01/2029 (n)	6,329,000	5,450,670
Hub International Ltd., 7.25%, 6/15/2030 (n)	4,319,000	4,213,012
		$42,963,602
Machinery & Tools – 0.9%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$8,681,000	$8,702,702
Terex Corp., 5%, 5/15/2029 (n)	6,081,000	5,322,983
		$14,025,685
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$6,175,000	$6,058,058
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,625,000	$5,503,898
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	9,162,000	8,155,184
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	3,978,000	3,951,149
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	9,257,000	7,813,556
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,888,000	3,297,685
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	7,174,000	2,779,925
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	6,252,000	4,439,883
Encompass Health Corp., 5.75%, 9/15/2025	2,365,000	2,299,037
Encompass Health Corp., 4.75%, 2/01/2030	6,387,000	5,519,478
Encompass Health Corp., 4.625%, 4/01/2031	1,030,000	857,409
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,247,904
IQVIA, Inc., 6.5%, 5/15/2030 (n)	3,700,000	3,589,000
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	2,638,000	2,181,389
Star Parent, Inc., 9%, 10/01/2030 (n)	1,585,000	1,572,929
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,454,000	4,131,085
Tenet Healthcare Corp., 4.375%, 1/15/2030	3,572,000	3,021,582
Tenet Healthcare Corp., 6.125%, 6/15/2030	6,413,000	5,935,362
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	2,577,000	2,447,205
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	5,111,000	4,348,256
		$81,091,916
Medical Equipment – 1.0%
Embecta Corp., 5%, 2/15/2030 (n)	$6,305,000	$5,006,611
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	5,624,000	5,802,675
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	3,600,000	3,064,398
Teleflex, Inc., 4.625%, 11/15/2027	3,116,000	2,851,140
		$16,724,824
Metals & Mining – 3.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$5,511,000	$5,297,317
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	12,300,000	9,912,812
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	7,423,000	5,441,356
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	1,727,000	1,546,508
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,333,000	6,943,618
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	4,463,000	3,297,728
Novelis Corp., 3.25%, 11/15/2026 (n)	5,176,000	4,607,374
Novelis Corp., 4.75%, 1/30/2030 (n)	6,187,000	5,249,511
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,192,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	$3,109,340	$2,642,939
Taseko Mines Ltd., 7%, 2/15/2026 (n)	5,045,000	4,576,348
		$51,707,779
Midstream – 4.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$5,904,000	$5,076,313
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	8,290,000	6,884,511
EQM Midstream Partners LP, 5.5%, 7/15/2028	13,397,000	12,502,905
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	2,059,000	1,977,158
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	2,585,000	2,498,935
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	5,665,000	5,197,919
NuStar Logistics, LP, 6.375%, 10/01/2030	5,234,000	4,841,450
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	2,194,000	2,007,281
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	9,016,000	7,898,471
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	7,555,000	6,287,107
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	2,732,000	2,577,254
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,370,000	4,317,516
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	5,484,000	5,323,983
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	3,554,000	3,610,650
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	5,124,000	4,889,603
		$75,891,056
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$1,907,000	$1,781,999
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	7,362,000	6,662,259
		$8,444,258
Oil Services – 0.5%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$6,668,000	$6,264,386
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	1,952,000	1,862,110
		$8,126,496
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$11,354,000	$9,679,285
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	5,490,000	5,046,970
Puma International Financing S.A., 5%, 1/24/2026	2,433,000	2,186,099
		$16,912,354
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$6,858,000	$5,921,198
NCR Corp., 5.125%, 4/15/2029 (n)	4,146,000	3,565,216
		$9,486,414
Pharmaceuticals – 1.0%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$3,603,000	$3,492,697
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	3,989,000	2,433,290
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	799,000	430,308
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	6,752,000	5,832,108
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	4,497,301
		$16,685,704
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$2,160,000	$2,076,318
GFL Environmental, Inc., 4%, 8/01/2028 (n)	6,063,000	5,217,750
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	1,935,000	1,693,903
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	2,355,000	2,008,352
Stericycle, Inc., 3.875%, 1/15/2029 (n)	7,781,000	6,611,143
		$17,607,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.8%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	$5,423,000	$4,514,648
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	2,729,000	2,340,089
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	6,778,000	5,339,234
		$12,193,971
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$7,135,000	$6,602,872
Real Estate - Other – 0.8%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$6,759,000	$6,551,895
XHR LP, REIT, 4.875%, 6/01/2029 (n)	7,170,000	6,066,315
		$12,618,210
Restaurants – 0.3%
Fertitta Entertainment LLC, 4.625%, 1/15/2029 (n)	$1,583,000	$1,330,242
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	5,329,000	4,235,228
		$5,565,470
Retailers – 2.4%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$7,042,000	$5,956,769
Bath & Body Works, Inc., 5.25%, 2/01/2028	10,362,000	9,501,417
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	5,273,000	4,361,299
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	6,227,000	5,489,723
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	3,415,000	3,194,439
Penske Automotive Group Co., 3.75%, 6/15/2029	7,145,000	5,894,900
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	7,047,000	5,180,577
		$39,579,124
Specialty Stores – 0.7%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	$3,600,000	$2,608,416
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,830,000	2,135,225
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	7,620,000	7,015,294
		$11,758,935
Telecommunications - Wireless – 1.1%
Altice France S.A., 5.5%, 1/15/2028 (n)	$2,680,000	$1,991,313
Altice France S.A., 6%, 2/15/2028 (n)	6,013,000	2,637,036
SBA Communications Corp., 3.875%, 2/15/2027	5,075,000	4,621,777
SBA Communications Corp., 3.125%, 2/01/2029	9,720,000	8,036,530
		$17,286,656
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$3,120,000	$2,643,942
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024	$8,912,000	$8,765,787
Utilities - Electric Power – 3.4%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,722,000	$6,962,916
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	6,980,469
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,823,000	4,305,241
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	12,478,000	9,729,702
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	1,521,000	1,491,745
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	687,960
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,430,000	3,966,599
Pacific Gas & Electric Co., 6.1%, 1/15/2029	2,456,000	2,363,018
Pacific Gas & Electric Co., 6.4%, 6/15/2033	3,065,000	2,876,327
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,065,000	4,869,114
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	8,444,000	7,735,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	$3,754,000	$3,172,130
		$55,140,938
Total Bonds		$1,526,568,904
Convertible Bonds – 0.3%
Energy - Renewables – 0.3%
NextEra Energy Partners LP, 0%, 11/15/2025 (n)	$5,254,000	$4,458,019
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,284	$1,363,532
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	3,250	$1,157,553
Total Common Stocks		$2,521,085
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,206	$43,442
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,206	37,236
Total Contingent Value Rights		$80,678
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	62,563	$11,406

Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 5.43% (v)	54,095,640	$54,101,050
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 1,221,300	177	$1,221,300
Other Assets, Less Liabilities – 2.2%	35,671,879
Net Assets – 100.0%	$1,624,634,321
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $54,101,050 and $1,534,861,392, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,336,812,887, representing 82.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	9,421,600	EUR	8,866,812	State Street Bank Corp.	1/19/2024	$3,787
Liability Derivatives
GBP	364,435	USD	444,359	UBS AG	1/19/2024	$(1,114)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	85	$9,302,188	December – 2023	$(902,017)
At October 31, 2023, the fund had cash collateral of $331,500 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,221,300	$4,458,019	$1,157,553	$6,836,872
Luxembourg	—	1,444,210	—	1,444,210
United Kingdom	—	11,406	—	11,406
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,765,787	—	8,765,787
U.S. Corporate Bonds	—	1,283,828,246	—	1,283,828,246
Asset-Backed Securities (including CDOs)	—	347	—	347
Foreign Bonds	—	233,974,524	—	233,974,524
Mutual Funds	54,101,050	—	—	54,101,050
Total	$55,322,350	$1,532,482,539	$1,157,553	$1,588,962,442
Other Financial Instruments
Futures Contracts – Liabilities	$(902,017)	$—	$—	$(902,017)
Forward Foreign Currency Exchange Contracts – Assets	—	3,787	—	3,787
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,114)	—	(1,114)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$ 1,402,657
Realized gain (loss)	391,535
Change in unrealized appreciation or depreciation	(245,104)
Sales	(391,535)
Balance as of 10/31/23	$1,157,553
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2023 is $68,672. At October 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,030,541	$294,280,901	$304,215,587	$7,777	$(2,582)	$54,101,050
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,841,907	$—